Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Summary of Consolidated Financial Statements of Subsidiaries

The table below presents a summary of the consolidated financial statements of the main subsidiaries, before adjustments and eliminations for consolidation, as of December 31, 2024 and 2023, in accordance with the IFRS. Additionally, for information on business segments, see Note 27:

	Interbank and Subsidiaries		Interseguro		Inteligo and Subsidiaries
	2024	2023	2024	2023	2024	2023
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Consolidated statement of financial position -
Cash and due from banks	11,666,498	8,598,513	203,945	266,311	533,575	844,965
Financial Investments	11,187,487	11,964,232	13,669,514	12,776,783	1,986,408	1,855,074
Loans, net	47,607,947	45,004,811	—	—	1,622,503	1,519,659
Investment property	—	—	1,381,788	1,298,892	—	—
Total assets	73,626,419	68,437,614	15,706,165	14,741,746	4,316,010	4,374,266
Deposits and obligations	51,144,356	46,053,607	—	—	2,929,343	3,311,719
Due to banks and correspondents	6,963,726	8,669,331	301,139	215,560	265,772	84,004
Bonds, notes and other obligations	4,669,116	4,253,188	335,007	244,599	—	—
Insurance contract liabilities	—	—	12,385,525	12,068,741	—	—
Total liabilities	64,753,475	60,380,895	14,526,553	13,709,303	3,271,899	3,453,408
Equity attributable to IFS’s shareholders	8,872,944	8,056,719	1,179,612	1,032,443	1,044,111	920,858
Consolidated statement of income -
Net interest and similar income	3,752,432	3,712,220	771,400	778,649	69,694	85,556
(Loss) recovery due to impairment on loans, net of recoveries	(1,719,913)	(1,981,988)	—	—	(266)	170
(Loss) recovery due to impairment of financial investments	(982)	15	(45,910)	(7,858)	(585)	347
Net gain of investment property	—	—	60,260	7,111	—	—
Fee income from financial services, net	791,815	813,279	(10,628)	(13,431)	170,955	146,223
Result from insurance activities	—	—	(169,750)	(178,379)	—	—
Net profit for the year attributable to IFS’s shareholders	1,007,353	856,149	269,568	359,550	137,336	36,180